Capital Structure Management (Tables)	12 Months Ended
Dec. 31, 2019
Capital Structure Management
Schedule of Capital Structure

	12/31/2019		12/31/2018
	€ millions	% of	€ millions	% of	∆ in %
		Total Equity and		Total Equity and
		Liabilities		Liabilities
/ Equity	30,822	51	28,877	56	7
/ Current liabilities	14,462	24	10,486	20	38
/ Non-current liabilities	14,931	25	12,138	24	23
/ Liabilities	29,393	49	22,624	44	30
Thereof financial debt	13,668	23	11,331	22	21
Thereof lease liabilities	2,203	4	0	0
/ Total equity and liabilities	60,215	100	51,502	100	17